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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.        Name and address of issuer:

          John Hancock Life Insurance Company (U.S.A.) Separate Account H
          601 Congress Street
          Boston, MA 02210
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2.        The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

          Variable Insurance Contracts
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3.        Investment Company Act File Number: 811-4113

          Securities Act File Numbers: 333-70864*, 333-71072, 333-70728,
          333-70730, 333-70850, and 333-71074.
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4(a).     Last day of fiscal year for which this Form is filed :
          December 31, 2005
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4(b).     [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year).
              (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c)      [ ] Check box if this is the last time the issuer will be filing this
              Form.
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5.        Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24 (f):                 $6,651,720,621
                                                                  --------------
   (ii)   Aggregate price of securities redeemed or
          repurchased during the fiscal year:                     $1,937,491,196
                                                                  --------------
   (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
          October 11, 1995 that were not previously used to
          reduce registration fees payable to the Commission:     $            0
                                                                  --------------
   (iv)   Total available redemption credits [add items 5(ii)
          and 5(iii)]:                                            $1,937,491,196
                                                                  --------------
   (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]                    $4,714,229,165
                                                                  --------------
   (vi)   Redemption credits available for use in future years
          -- if Item 5(i) is less than Item 5(iv)
          [subtract Item (iv)from Item 5(i)]:                     $            0
                                                                  --------------

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   (vii)  Multiplier for determining registration fee
          (See Instruction C.9):                                  x. .  0.000107
                                                                  --------------
   (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)]
          (enter "0" if no fee is due):=                          $   504,422.52
                                                                  --------------
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6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.
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7.        Interest due -- if this Form is being filed more than
          90 days after the end of the issuer's fiscal year
          (see Instruction D):
                                                                  $____________
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8.        Total of the amount of the registration fees due plus
          any interest due [line 5(viii) plus line 7]:
                                                                 =$   504,422.52
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*The registration fee was paid with the Rule 24f-2 Filing for Securities Act
File Number. 333-70864 This fee also covers Rule 24f-2 Filings for fiscal year ended December 31, 2004 for Securities Act File Numbers 333-71072, 333-70728, 333-70730, 333-70850, and 333-71074.
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9.        Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository:
          Method of Delivery:

                [X] Wire Transfer
                [ ] Mail or other means
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File Number: 811-04113

Registrant: John Hancock Life Insurance Company (U.S.A.) Separate Account H

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Yiji Starr
                                        ----------------------------------------
                                        Yiji Starr
                                        Vice President & CFO Annuities

Date: March 31, 2006